MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (IRA SERIES)

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement Dated August 18, 2021

to the

Prospectus dated May 1, 2018

I. Effective September 30, 2021, the following hereby amends, and to the extent inconsistent replaces, the corresponding paragraphs in the Fee Table section in the prospectus with the exception of policies issued in the states of Minnesota and Delaware. For those state variations, please see sections III and IV below:

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your Policy. For any State Variations that may apply to your Policy, please reference Appendix J in the prospectus.

Other Charges	Maximum	Beginning September 30, 2021
Annual Contract Fee[1]	$75	$50
Annual Charge for Optional Riders[2]
Return of Premium GMDB (standard)[3]	0.40%	0.40%
Return of Premium GMDB (GMWB version)[4]	0.40%	0.40%
Return of Premium GMDB (GMIB version)[5]	0.40%	0.40%
Maximum Anniversary Value GMDB[3]	0.65%	0.65%
Greater of Maximum Anniversary Value and Roll-Up GMDB (Standard version)[3]	1.20%	1.20%
Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)[6]	1.20%	1.20%
ADB[7]	0.50%	0.25%
GMIB[8]	0.90%	0.90%
GMIB Extra[9]	1.20%	1.20%
GMWB Single Life[10]	1.25%	1.25%
GMWB Single Life[10] (for policies issued prior to January 11, 2008)	1.20%	1.20%
GMWB Single Life with Income Enhancement Benefit[10]	1.55%	1.55%
GMWB Joint Life[10]	1.50%	1.50%
GMWB Joint Life with Income Enhancement Benefit[10]	2.00%	2.00%

1

The Policy fee will be assessed annually on each Policy anniversary and upon surrender or annuitization only if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

2

Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We won’t deduct these charges after the annuity date.

3	The GMDB Base is generally the minimum value that would be paid under the applicable Guaranteed Minimum Death Benefit (“GMDB”). For more information, see “Death Benefit.”

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2018.

Please read this Supplement carefully and retain it for future reference.

4

The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMWB version) is available only if you elect a GMWB option (provided you purchased your Contract on or after January 12, 2007). For more information, see “Death Benefit.”

5

The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMIB version) is available only if you elect the GMIB EXTRA rider. For more information, see “Death Benefit.”

6

The GMDB Base is generally the minimum value that would be paid under the GMDB. The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) is only available if you elect the GMIB EXTRA rider (provided you purchased your Policy on or after June 23, 2008). For more information, see “Death Benefit.”

7	The ADB Base is the account value. For more information, see “Additional Death Benefit.”
8	The GMIB Base is the amount used to calculate the monthly income payable under the Guaranteed Minimum Income Benefit (“GMIB”). For more information, see “Guaranteed Minimum Income Benefit.”
9	The GMIB EXTRA Base is the amount used to calculate the monthly income payable when the Contract annuitizes under the GMIB EXTRA. For more information, see “Guaranteed Minimum Income Benefit EXTRA.
10

The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the Guaranteed Minimum Withdrawal Benefit (“GMWB”). The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. For more information, see “Guaranteed Minimum Withdrawal Benefit.”

The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Policy. The table shows the minimum and maximum total operating expenses of the Fund for the fiscal year ended December 31, 2020, before any policy waivers and expense reimbursements. Although certain Fund classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the policy. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Range of Expenses for the Funds[11]	Minimum	Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, shareholder service fees, and other expenses)	0.34%	2.00%

11

The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the most recently ended fiscal year for each Fund. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.

II. Effective September 30, 2021, the following hereby amends, and to the extent inconsistent replaces, the Expense Examples section in the prospectus.

Examples

These Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy Owner Transaction Expenses, current Separate Account Annual Expenses, the current Annual policy Fee, the current Greater of Maximum Anniversary Value and Roll-Up GMDB Charge, the current ADB Charge, the current GMWB Joint Life Charge (with the Income Enhancement Benefit) and Annual Fund Operating Expenses. These costs reflect the most expensive combination of policy charges. These Examples assume the policy was purchased on or after June 23, 2008. If you elected fewer or a different combination of policy features, your costs would be lower than those shown.

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2018.

Please read this Supplement carefully and retain it for future reference.

This Example assumes that you invest $10,000 in an B Class, C Class, L Class or XC Class policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If the Policy is surrendered at the end of the applicable time period:

	B- Share*	C- Share	L- Share	XC- Share
1 Year	$1,341	$925	$1,270	$1,469

3 Years	$2,599	$2,244	$2,563	$2,887

5 Years	$3,888	$3,765	$3,702	$4,325

10 Years	$7,429	$7,664	$7,563	$7,694

If the Policy is annuitized at the end of the applicable time period or if you do not surrender your policy:

	B- Share*	C- Share	L- Share	XC- Share
1 Year	$711	$745	$730	$749

3 Years	$2,149	$2,244	$2,203	$2,257

5 Years	$3,618	$3,765	$3,702	$3,785

10 Years	$7,429	$7,664	$7,563	$7,694

* The Examples for the XC Share Class above takes into account any bonus amounts that are subject to recapture. The circumstances under which bonus credits are recaptured are discussed later in this Prospectus.

Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the “Charges, Deductions, and Credits” section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

III. State Variations for MINNESOTA:

Effective September 30, 2021, policies issued in the state of MN the following fee information applies to your policy:

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your policy.

Other Charges	Maximum	Current
Annual Contract Fee[1]	$75	$50
Annual Charge for Optional Riders[2]
Return of Premium GMDB (standard)[3]	0.40%	0.15%
Return of Premium GMDB (GMWB version)[4]	0.40%	0.15%
Return of Premium GMDB (GMIB version)[5]	0.40%	0.15%
Maximum Anniversary Value GMDB[3]	0.65%	0.25%
Greater of Maximum Anniversary Value and Roll-Up GMDB (Standard version)[3]	1.20%	0.55%
Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)[6]	1.20%	0.65%
ADB[7]	0.50%	0.25%
GMIB[8]	0.90%	0.50%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2018.

Please read this Supplement carefully and retain it for future reference.

Other Charges	Maximum	Current
GMIB Extra
For policies purchased on or after June 23, 2008[9]	1.20%	0.75%
For policies purchased prior to June 23, 2008[9]	1.20%	0.65%
GMWB Single Life
For policies purchased on or after June 23, 2008[10]	1.25%	0.65%
For policies purchased on or after June 23, 2008 with the GMWB Income Enhancement Benefit[10]	1.55%	0.80%
For policies purchased prior to June 23, 2008[10]	1.25%	0.60%
For policies purchased prior to January 11, 2008[10]	1.20%	0.60%
GMWB Joint Life
For policies purchased on or after June 23, 2008[10]	1.50%	0.85%
For policies purchased on or after June 23, 2008 with the GMWB with Income Enhancement Benefit[10]	2.00%	1.15%
For policies purchased prior to June 23, 2008[10]	1.50%	0.75%

1

The Policy fee will be assessed annually on each Policy anniversary and upon surrender or annuitization only if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

2

Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We won’t deduct these charges after the annuity date.

3	The GMDB Base is generally the minimum value that would be paid under the applicable Guaranteed Minimum Death Benefit (“GMDB”). For more information, see “Death Benefit.”
4

The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMWB version) is available only if you elect a GMWB option (provided you purchased your Contract on or after January 12, 2007). For more information, see “Death Benefit.”

5

The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMIB version) is available only if you elect the GMIB EXTRA rider. For more information, see “Death Benefit.”

6

The GMDB Base is generally the minimum value that would be paid under the GMDB. The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) is only available if you elect the GMIB EXTRA rider (provided you purchased your Policy on or after June 23, 2008). For more information, see “Death Benefit.”

7	The ADB Base is the account value. For more information, see “Additional Death Benefit.”
8	The GMIB Base is the amount used to calculate the monthly income payable under the Guaranteed Minimum Income Benefit (“GMIB”). For more information, see “Guaranteed Minimum Income Benefit.”
9	The GMIB EXTRA Base is the amount used to calculate the monthly income payable when the Contract annuitizes under the GMIB EXTRA. For more information, see “Guaranteed Minimum Income Benefit EXTRA.
10

The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the Guaranteed Minimum Withdrawal Benefit (“GMWB”). The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. For more information, see “Guaranteed Minimum Withdrawal Benefit.”

IV. State Variations for DELAWARE:

Effective September 30, 2021, policies issued in the state of DE the following fee information applies to your policy:

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2018.

Please read this Supplement carefully and retain it for future reference.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your policy.

Other Charges	Maximum	Beginning September 30, 2021
Annual Contract Fee[1]	$75	$50
Annual Charge for Optional Riders[2]
Return of Premium GMDB (standard)[3]	0.40%	0.40%
Return of Premium GMDB (GMWB version)[4]	0.40%	0.40%
Return of Premium GMDB (GMIB version)[5]	0.40%	0.40%
Maximum Anniversary Value GMDB[5]	0.65%	0.65%
Greater of Maximum Anniversary Value and Roll-Up GMDB (Standard version)[5]	1.20%	1.20%
Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)[6]	1.20%	1.20%
ADB[7]	0.50%	0.25%
GMIB[8]	0.90%	0.90%
GMIB Extra	1.20%	1.20%
GMWB Single Life
For policies purchased on or after June 23, 2008[10]	1.25%	0.65%
For policies purchased on or after June 23, 2008 with the GMWB Income Enhancement Benefit[10]	1.55%	0.80%
For policies purchased prior to June 23, 2008[10]	1.25%	1.25%
For policies purchased prior to January 11, 2008[10]	1.20%	1.20%
GMWB Joint Life
For policies purchased on or after June 23, 2008[10]	1.50%	0.85%
For policies purchased on or after June 23, 2008 with the GMWB with Income Enhancement Benefit[10]	2.00%	1.15%
For policies purchased prior to June 23, 2008[10]	1.50%	1.50%

1

The Policy fee will be assessed annually on each Policy anniversary and upon surrender or annuitization only if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

2

Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We won’t deduct these charges after the annuity date.

3	The GMDB Base is generally the minimum value that would be paid under the applicable Guaranteed Minimum Death Benefit (“GMDB”). For more information, see “Death Benefit.”
4

The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMWB version) is available only if you elect a GMWB option (provided you purchased your Contract on or after January 12, 2007). For more information, see “Death Benefit.”

5

The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMIB version) is available only if you elect the GMIB EXTRA rider. For more information, see “Death Benefit.”

6

The GMDB Base is generally the minimum value that would be paid under the GMDB. The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) is only available if you elect the GMIB EXTRA rider (provided you purchased your Policy on or after June 23, 2008). For more information, see “Death Benefit.”

7	The ADB Base is the account value. For more information, see “Additional Death Benefit.”

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2018.

Please read this Supplement carefully and retain it for future reference.

8	The GMIB Base is the amount used to calculate the monthly income payable under the Guaranteed Minimum Income Benefit (“GMIB”). For more information, see “Guaranteed Minimum Income Benefit.”
9	The GMIB EXTRA Base is the amount used to calculate the monthly income payable when the Contract annuitizes under the GMIB EXTRA. For more information, see “Guaranteed Minimum Income Benefit EXTRA.
10

The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the Guaranteed Minimum Withdrawal Benefit (“GMWB”). The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. For more information, see “Guaranteed Minimum Withdrawal Benefit.”

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2018.

Please read this Supplement carefully and retain it for future reference.